Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Components of Deposits [text block table]	in € m. Dec 31, 2023 Dec 31, 2022 Noninterest-bearing demand deposits 187,078 253,989 Interest-bearing deposits Demand deposits 162,444 131,726 Time deposits 188,468 158,851 Savings deposits 87,496 84,617 Total interest-bearing deposits 438,408 375,195 Total deposits 625,486 629,183